Summary of Significant Accounting Policies - Schedule of depreciation and amortization expense (Detail) - ColdQuanta Inc dba Infleqtion [Member]	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years